Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 29, 2024
Entity Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 22, 2024
Document Effective Date	Apr. 29, 2024
Calamos S&P 500 Structured Alt Protection ETF – May | Calamos S&P 500 Structured Alt Protection ETF — May
Prospectus:
Trading Symbol	CPSM
Calamos S&P 500 Structured Alt Protection ETF – August | Calamos S&P 500 Structured Alt Protection ETF — August
Prospectus:
Trading Symbol	CPSA
Calamos S&P 500 Structured Alt Protection ETF – November | Calamos S&P 500 Structured Alt Protection ETF — November
Prospectus:
Trading Symbol	CPSN
Calamos S&P 500 Structured Alt Protection ETF – February | Calamos S&P 500 Structured Alt Protection ETF — February
Prospectus:
Trading Symbol	CPSF
Calamos S&P 500 Structured Alt Protection ETF – May [Member]
Prospectus:
Prospectus Date	May 01, 2024
Calamos S&P 500 Structured Alt Protection ETF – August [Member]
Prospectus:
Prospectus Date	Aug. 01, 2024
Calamos S&P 500 Structured Alt Protection ETF – November [Member]
Prospectus:
Prospectus Date	Nov. 01, 2024
Calamos S&P 500 Structured Alt Protection ETF – February [Member]
Prospectus:
Prospectus Date	Feb. 01, 2025